Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Detailed information about property, plant and equipment

	Exploration and Production			Oil Sands Mining and Upgrading	Midstream and Refining	Head Office	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2019	$72,627	$7,296	$3,933	$45,016	$451	$466	$129,789
Additions/Acquisitions	1,789	104	94	1,328	6	19	3,340
Transfers from E&E assets	194	—	—	—	—	—	194
Derecognitions and other (1)	(521)	(3)	—	(634)	—	—	(1,158)
Disposals	(92)	—	—	—	—	—	(92)
Foreign exchange adjustments and other	—	(114)	(64)	—	—	—	(178)
At December 31, 2020	73,997	7,283	3,963	45,710	457	485	131,895
Additions/Acquisitions	4,146	208	48	1,526	9	23	5,960
Transfers from E&E assets	73	—	—	150	—	—	223
Derecognitions and other (1)	(382)	3	—	(530)	—	—	(909)
Foreign exchange adjustments and other	—	(56)	(31)	—	—	—	(87)
At December 31, 2021	$77,834	$7,438	$3,980	$46,856	$466	$508	$137,082

Accumulated depletion and depreciation
At December 31, 2019	$46,577	$5,712	$2,712	$6,247	$153	$345	$61,746
Expense	3,676	247	161	1,668	15	25	5,792
Derecognitions and other (1)	(521)	(3)	—	(634)	—	—	(1,158)
Disposals	(63)	—	—	—	—	—	(63)
Foreign exchange adjustments and other	(28)	(103)	(51)	8	—	—	(174)
At December 31, 2020	49,641	5,853	2,822	7,289	168	370	66,143
Expense	3,468	149	118	1,733	15	25	5,508
Derecognitions and other (1)	(382)	3	—	(530)	—	—	(909)
Foreign exchange adjustments and other	5	(54)	(17)	7	—	(1)	(60)
At December 31, 2021	$52,732	$5,951	$2,923	$8,499	$183	$394	$70,682

Net book value
- at December 31, 2021	$25,102	$1,487	$1,057	$38,357	$283	$114	$66,400
- at December 31, 2020	$24,356	$1,430	$1,141	$38,421	$289	$115	$65,752
(1) An asset is derecognized when no future economic benefits are expected to arise from its continued use or disposal.
Summary of net assets acquired and liabilities assumed	The following provides a summary of the net assets acquired relating to the acquisition:

Property, plant and equipment	$1,114
Exploration and evaluation assets	13
Working capital	20
Long-term debt	(183)
Asset retirement obligations	(18)
Other long-term liabilities	(35)
Deferred tax liability	(140)
Net assets acquired	$771
The following provides a summary of the net assets acquired relating to the acquisition:

Property, plant and equipment	$750
Exploration and evaluation assets	15
Other long-term assets	204
Long-term debt	(397)
Asset retirement obligations	(13)
Other long-term liabilities	(442)
Deferred tax asset	211
Net assets acquired	328
Less: cash consideration	111
Gain on acquisition	$217
The following provides a summary of the net assets acquired relating to the acquisition:

Property, plant and equipment	$3,325
Exploration and evaluation assets	91
Inventory, prepaids and other long-term assets	195
Accrued liabilities	(21)
Asset retirement obligations	(178)
Net assets acquired	$3,412